COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Contingencies

The Company’s operations are subject to a variety of local and state governmental regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits and/or licenses that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance, in all material respects, with applicable local and state governmental regulations as of December 31, 2021, cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties, or restrictions in the future.

Claims and Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2021, there were no material pending or threatened lawsuits that could be reasonably expected to have a material effect on the results of the Company’s operations. There are also no proceedings in which any of the Company's directors, officers or affiliates are an adverse party or have a material interest adverse to the Company's interest.

Construction Commitments

As of December 31, 2021, the Company had $60.2 million of open commitments to contractors.

Acquisitions – Definitive Agreement and Term Sheet

Nevada

On July 19, 2021, the Company entered a definitive purchase agreement to acquire Tahoe Hydroponics Company, LLC (Tahoe Hydro”), a cultivation and production company, and NV Green, Inc (“NV Green”) a production company. Ayr intends to purchase 100% of the membership interest in Tahoe Hydro and NV Green, adding two cultivation licenses, one production license, and one distribution license to Ayr’s Nevada footprint. The terms of the transaction, subject to adjustment, include consideration of $17 million, made up of $5 million in cash, $3.5 million in debt, and approximately $8.5 million in stock. The acquisition is subject to customary closing conditions and regulatory approvals. See Note 18 for activity after year end.

Massachusetts

On September 7, 2021, the Company entered a definitive agreement to acquire Cultivauna, LLC (“Cultivauna”), the owner of Levia branded cannabis infused beverages and tinctures. Ayr intends to purchase 100% membership interests in Cultivauna. The terms of the transaction include upfront consideration of $20 million, made up of $10 million in cash and $10 million in stock. An earn-out payment of up to an additional $40 million of stock consideration will be contingent on the achievement of revenue targets in 2022 and 2023. The acquisition is subject to customary closing conditions, regulatory approvals, and reaching an agreement on definitive documentation. See Note 18 for activity after year end.

Illinois

On July 20, 2021, the Company entered into a definitive agreement to acquire Herbal Remedies Dispensaries, LLC (“Herbal”), an operator of two licensed retail dispensaries in Illinois. Ayr intends to purchase 100% membership interests in Herbal. The terms of the transaction, subject to adjustment, include consideration of $30 million, made up of $8 million in cash, $12 million in sellers’ notes, and $10 million in stock. The acquisition is subject to customary closing conditions and regulatory approvals.

On August 9, 2021, Lincoln was awarded a conditional retail dispensary license in Illinois via the state’s lottery process.

On November 22, 2021, the Company has entered into a definitive agreement to acquire Gentle Ventures, LLC and certain of its affiliates d/b/a Dispensary 33 (“Dispensary 33”) that collectively own and operate two licensed retail dispensaries in Chicago, Illinois. Purchase consideration consists of $55 million upfront, including $12 million in cash, $3 million seller notes and $40 million in stock. An earn-out is payable if certain performance targets are achieved through September 30, 2022. The acquisition is subject to customary closing conditions and regulatory approvals.